EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-A
Monthly Servicer's Statement
for the month ended September 30, 2014
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	37.01%
From	01-Sep-14	15-Sep-14	15-Oct-14	Floating Allocation Percentage at Month-End	81.68%
To	30-Sep-14	15-Oct-14
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,257,900,000.00

Required Participation Amount	$1,257,900,000.00		Accumulation Account
Excess Receivables	$299,554,882.28		Beginning	-

Total Collateral	$1,557,454,882.28		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	155.75%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	30
	Total Pool		LIBOR	0.153600%
Beginning Gross Principal Pool Balance	$4,684,372,205.29		Applicable Margin	0.470000%
Total Principal Collections	$(2,107,858,267.28)			0.623600%
Investment in New Receivables	$2,191,166,106.27
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(36,834,170.24)		Interest	519,666.67	0.52
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.52
Less Net CMA Offset	$(518,944,621.80)
Less Servicing Adjustment	$(3,828,338.08)		Total Due Investors	519,666.67	0.623600%
Ending Balance	$4,208,072,914.16		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,475,503.97
SAP for Next Period	37.01%

Average Receivable Balance	$4,184,646,514.86
Monthly Payment Rate	50.37%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,067,845.76
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,067,845.76